Trade and other receivables - Summary of Trade and Other Receivables (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Trade and other receivables [abstract]
Trade receivables	€ 323	€ 302
Less: allowance for expected credit losses	(4)	(5)
Trade receivables – net	319	297
Other	145	105
Trade and other receivables	€ 464	€ 402